INCOME TAX (Tables)	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of Income Tax Benefit

The income tax benefit for the three and six months ended June 30, 2020 and 2019 consisted of the following:

	Three Months Ended June 30,		Six Months Ended June 30,
	2020	2019	2020	2019
Federal taxes-current	$—	$—	$—	$—
Federal taxes-deferred	0.4	—	1.2	—
State taxes-current	—	—	—	—
State taxes-deferred	—	—	0.3	—

	$0.4	$—	$1.5	$—

The income tax provision consists of the following:

	December 31, 2019	December 31, 2018
Federal
Current	$309,000	$—
Deferred	—	—
State
Current	—	800
Deferred	—	—
Change in valuation allowance	—	—

Income tax provision expense	$309,000	$800

Schedule of Federal Income Tax Rate

A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2019 and 2018 is as follows:

	2019	2018
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	0.0%	(254.9)%
Non-deductible Business Combination expenses	76.2%	0%

Income tax provision expense	97.2%	(233.9)%